Financial instruments - valuation - Level 3 Sensitivities of Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Fair value of liabilities
Specified target level of certainty for assumptions of unobservable inputs	90.00%
At fair value
Fair value of liabilities
Liabilities	£ 128,989	£ 130,578
At fair value | Trading deposits
Fair value of liabilities
Liabilities	46,379	43,966
At fair value | Short positions, trading
Fair value of liabilities
Liabilities	12,215	10,491
At fair value | Interest rate
Fair value of liabilities
Liabilities	28,317	31,532
At fair value | Foreign exchange
Fair value of liabilities
Liabilities	37,496	40,306
At fair value | Other derivatives
Fair value of liabilities
Liabilities	170	244
At fair value | Debt securities in issue
Fair value of liabilities
Liabilities	1,945	1,736
At fair value | Other deposits
Fair value of liabilities
Liabilities	1,982	1,812
At fair value | Level 3
Fair value of liabilities
Liabilities	398	494	£ 686	£ 691
Sensitivity favourable	20	30
Sensitivity unfavourable	(30)	(40)
At fair value | Level 3 | Short positions, trading
Fair value of liabilities
Liabilities	1	1
At fair value | Level 3 | Derivatives
Fair value of liabilities
Liabilities	342	465	£ 658	£ 685
At fair value | Level 3 | Interest rate
Fair value of liabilities
Liabilities	203	279
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
At fair value | Level 3 | Foreign exchange
Fair value of liabilities
Liabilities	76	66
At fair value | Level 3 | Other derivatives
Fair value of liabilities
Liabilities	63	120
Sensitivity favourable		10
Sensitivity unfavourable		(10)
At fair value | Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	3	3
At fair value | Level 3 | Other deposits
Fair value of liabilities
Liabilities	52	25
Sensitivity favourable	10	10
Sensitivity unfavourable	£ (20)	£ (20)